                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley New York Tax-Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended June 30, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

                                                    LEHMAN     LIPPER NY
                                                  BROTHERS     MUNICIPAL
                                                 MUNICIPAL          DEBT
                                                      BOND         FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)      INDEX(2)
  2.94%        2.57%       2.65%       2.85%         3.81%         3.32%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended June 30, 2003, was a favorable time for the fixed-income markets. The U.S. economy continued to recover but at a slow pace. This led to investor concern that reaching the economy's full growth potential would be delayed. The Federal Reserve Board shared this concern and cut the federal funds rate in June. The reduction in the short-term borrowing rate was felt across the yield curve and drove yields down to levels not seen in decades.

Several factors caused the rally in municipal bonds to lag Treasuries. First, states and municipalities sold a record amount of debt to meet cash flow needs and refinance higher cost issues. Municipal yields also adjusted to federal tax legislation, which included acceleration of scheduled tax bracket reductions and a lower tax on dividends. Finally, some credits were affected by potential budget deficits. These factors caused the municipal market to establish yield levels that attracted interest from crossover investors such as insurance companies and hedge funds seeking value relative to taxable bonds. Heavy underwriting volume by major New York issuers benefited from retail and institutional crossover demand for state exemption.

PERFORMANCE ANALYSIS

The Fund's conservative portfolio structure underperformed the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is more heavily weighted toward short and intermediate term securities and does not include expenses. With rates at historically low levels, the market appeared to be anticipating a prolonged, weak economic recovery. This assessment seemed unduly pessimistic in light of monetary and fiscal policies seeking to stimulate growth. Since this stimulus should eventually result in stronger economic growth and higher interest rates, we maintained the Fund's lower-than-average duration.

We sought to preserve shareholder value by maintaining a high-grade portfolio with nearly 80 percent of long-term holdings rated either double- or -triple "A". The portfolio is structured with an above average weighting of premium coupon bonds. These bonds are somewhat more defensive than current coupon (par) bonds in a rising-rate environment. The Fund benefited by offering securities with less favorable structure for sale to take advantage of demand for bonds with New York tax-exemption.

Purchases at the sector level focused on high-grade revenue bonds backed by electric, transportation and water & sewer projects. The Fund has maintained a cautious stance toward the general obligation sector because a number of issuers under budgetary stress face potential credit rating downgrades. The Fund also benefited by our decision to avoid tobacco bonds.

  LONG-TERM CREDIT ANALYSIS
  Aaa/AAA                                               48%
  Aa/AA                                                 30
  A/A                                                   14
  Baa/BBB                                                3
  Ba/BB or Less                                          2
  Not Rated                                              3

  LONG-TERM SECTORS
  TRANSPORTATION                                        13%
  OTHER                                                 12
  HEALTHCARE                                            12
  EDUCATION                                             11
  GENERAL OBLIGATION                                     6

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAX, CONSISTENT WITH THE PRESERVATION OF CAPITAL. THE FUND INVESTS PRINCIPALLY IN LONG-TERM, INVESTMENT GRADE NEW YORK MUNICIPAL OBLIGATIONS THAT ARE RATED WITHIN THE FOUR HIGHEST GRADES BY MOODY'S, STANDARD & POOR'S OR FITCH IBCA.

2. THE PORTFOLIO MANAGEMENT TEAM SEEKS TO DIVERSIFY CREDIT AND INTEREST-RATE RISK BY INVESTING IN A MIX OF SECTORS AND INDIVIDUAL ISSUES THAT HAVE A VARIETY OF COUPONS, MATURITIES, CALL FEATURES AND DURATIONS.

Call and Cost (Book) Yield Structure


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

(Based on Long-Term Portfolio) As of 6/30/03
[PERCENT OF BONDS CALLABLE BAR CHART]

2003                                                                              7
2004                                                                              5
2005                                                                              5
2006                                                                             11
2007                                                                              1
2008                                                                              6
2009                                                                              4
2010                                                                             10
2011                                                                              7
2012                                                                             17
2013+                                                                            27

COST (BOOK) YIELD(a) -- WEIGHTED AVERAGE BOOK YIELD: 5.6%

(Based on Long-Term Portfolio) As of 6/30/03
[COST (BOOK) YIELD BAR CHART]

2003                                                                             7.4
2004                                                                             5.8
2005                                                                             6.6
2006                                                                             6.5
2007                                                                             5.6
2008                                                                             5.3
2009                                                                             5.5
2010                                                                             5.6
2011                                                                             4.9
2012                                                                             4.9
2013+                                                                            5.3

(a) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.4% on 7% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Performance Summary


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2003

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/25/85)         (since 07/28/97)          (since 07/28/97)
  SYMBOL                                NYFAX                    NYFBX                    NYFCX                     NYFDX
  1 YEAR                                  8.55%(3)                 7.60%(3)                 7.88%(3)                   8.33%(3)
                                          3.94(4)                  2.60(4)                  6.88(4)
  5 YEARS                                 5.47(3)                  4.79(3)                  4.82(3)                    5.51(3)
                                          4.55(4)                  4.46(4)                  4.82(4)
  10 YEARS                                                         4.86(3)
                                                                   4.86(4)
  SINCE INCEPTION                         5.53(3)                  7.02(3)                  4.91(3)                    5.64(3)
                                          4.76(4)                  7.02(4)                  4.91(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+   The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (95.5%)
            General Obligation (5.8%)
$  3,500    New York State, Ser 1995 B Refg...........................   5.70%   08/15/13   $  3,798,655
   4,550    Puerto Rico, Public Improvement Refg Ser 1987 A...........   3.00    07/01/06      4,553,686
--------                                                                                    ------------
   8,050                                                                                       8,352,341
--------                                                                                    ------------
            Educational Facilities Revenue (10.0%)
     500    Hempstead Industrial Development Agency, Hofstra
              University Ser 1996 (MBIA)..............................   5.80    07/01/15        559,520
   2,500    New York City Industrial Development Agency, Polytechnic
              University 2000.........................................   6.00    11/01/20      2,290,750
            New York State Dormitory Authority,
   3,000      City University Ser 1993 A..............................   5.75    07/01/09      3,499,410
   1,000      Nassau County BOCES Ser 2001 A (FSA)....................   5.25    08/15/21      1,071,600
   1,000      New York University Ser 1998 A (MBIA)...................   5.75    07/01/15      1,210,220
   3,000      State University Ser 1989 B.............................   0.00    05/15/05      2,897,370
   2,000      State University 1993 Ser A.............................   5.25    05/15/15      2,297,720
     500      University of Rochester Ser 1993 A......................   5.625   07/01/12        511,610
--------                                                                                    ------------
  13,500                                                                                      14,338,200
--------                                                                                    ------------
            Electric Revenue (5.0%)
            Long Island Power Authority,
   5,000      Ser 2000 A (FSA)........................................   0.00    06/01/18      2,592,950
   1,345      Ser 2003 C..............................................   5.50    09/01/21      1,425,525
   1,000      Ser 1998 A (FSA)........................................   5.125   12/01/22      1,047,180
   2,000    New York State Power Authority, Ser 2000 A................   5.25    11/15/40      2,102,240
--------                                                                                    ------------
   9,345                                                                                      7,167,895
--------                                                                                    ------------
            Hospital Revenue (9.9%)
   3,730    New York City Health & Hospital Corporation, Health 2003
              Ser A (Ambac)...........................................   5.25    02/15/22      4,003,670
   1,495    New York City Industrial Development Agency, Staten Island
              University Hospital Ser B...............................   6.375   07/01/31      1,572,815
   4,000    New York State Dormitory Authority, Memorial
              Sloan-Kettering Cancer Center 2003 Ser I................   5.00    07/01/23      4,195,840
   4,155    New York State Medical Care Facilities Finance Agency,
              Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B...   5.50    02/15/22      4,320,951
--------                                                                                    ------------
  13,380                                                                                      14,093,276
--------                                                                                    ------------

                       See Notes to Financial Statements
 6

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON     MATURITY
THOUSANDS                                                                 RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (7.2%)
            New York City Industrial Development Agency, Airis JFK I
              LLC
$  1,000      Ser 2001A (AMT).........................................   5.50%      07/01/28   $    976,120
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.75       10/01/36      1,852,580
   6,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D........................  12.403(++)  07/01/26      7,456,920
--------                                                                                       ------------
   9,000                                                                                         10,285,620
--------                                                                                       ------------
            Mortgage Revenue - Multi-Family (7.4%)
            New York City Housing Development Corporation,
   1,985      East Midtown Project - FHA Ins Sec 223..................    6.50      11/15/18      2,088,035
   2,025      Ruppert Project - FHA Ins Sec 223.......................    6.50      11/15/18      2,130,393
   5,850    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA)...................................................    6.10      11/01/15      6,307,821
--------                                                                                       ------------
   9,860                                                                                         10,526,249
--------                                                                                       ------------
            Nursing & Health Related Facilities Revenue (1.5%)
   2,000    New York State Medical Care Facilities Finance Agency,
--------      Mental Health Services 1993 Ser F Refg..................    5.25      02/15/19      2,077,440
                                                                                               ------------
            Public Facilities Revenue (9.8%)
            Empire State Development Corporation,
   2,000      Personal Income Tax Ser 2002 A..........................    5.375     03/15/19      2,200,420
   1,750      Personal Income Tax Ser 2002 A..........................    5.375     03/15/20      1,915,935
   2,000      Personal Income Tax Ser 2002 C-1 (FGIC).................    5.50      03/15/20      2,249,560
     500    New York City Cultural Resources Trust, The New York
              Botanical Garden Ser 1996 (MBIA)........................    5.75      07/01/16        554,135
   1,035    New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbyterian Hospital
              Parking Ser 2001 (FSA)..................................    5.25      12/15/32      1,112,584
            New York State Dormitory Authority,
   4,000      School Districts Ser 2002 E (MBIA)......................    5.50      10/01/17      4,556,199
   1,300      School Districts Ser 2002 C (MBIA)......................    5.25      04/01/21      1,408,862
--------                                                                                       ------------
  12,585                                                                                         13,997,695
--------                                                                                       ------------
            Resource Recovery Revenue (0.4%)
     500    Oneida-Herkimer Solid Waste Management Authority, Ser
              1992....................................................    6.65      04/01/05        511,940
--------                                                                                       ------------
            Transportation Facilities Revenue (12.5%)
     400    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).........................................    5.75      01/01/25        425,672
   5,000    Metropolitan Transportation Authority, Dedicated Tax Fund
              Refg Ser 2002 A (FSA)...................................    5.25      11/15/24      5,371,050

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            New York State Thruway Authority,
$    500      Highway & Bridge Trust Fund Ser 2001 B (MBIA)...........   5.25%   04/01/17   $    546,715
   3,000      Local Highway & Bridge Service Contract Ser 2001........   5.25    04/01/20      3,218,550
   1,000    Port Authority of New York & New Jersey, Cons 121 Ser
              (MBIA)..................................................   5.125   10/15/30      1,038,290
   3,000    Triborough Bridge & Tunnel Authority, Ser 2001 A..........   5.00    01/01/32      3,107,160
            Puerto Rico Highway & Transportation Authority,
   2,000      Refg Ser X..............................................   5.50    07/01/15      2,283,760
   2,000      Ser 1998 A..............................................   4.75    07/01/38      1,959,860
--------                                                                                    ------------
  16,900                                                                                     17,951,057
--------                                                                                    ------------

            Water & Sewer Revenue (7.6%)
   3,000    New York City Municipal Water Finance Authority, 2001 Ser
              B.......................................................   5.125   06/15/31      3,127,260
   3,010    New York State Environmental Facilities Corporation, Clean
              Water Ser 2003 C........................................   5.00    07/15/23      3,168,717
   4,000    Suffolk Country Industrial Development Agency, Southwest
              Sewer Ser 1994 (FGIC)...................................   6.00    02/01/08      4,648,720
--------                                                                                    ------------
  10,010                                                                                      10,944,697
--------                                                                                    ------------
            Other Revenue (11.4%)
            New York City Transitional Finance Authority,
   2,000      2003 Ser D..............................................   5.25    02/01/20      2,182,380
   2,000      2001 Ser A..............................................   5.375   02/15/22      2,341,360
   2,000      2003 Ser A..............................................   5.50#   11/01/26      2,304,120
   3,500    Nassau County Interim Finance Authority, Ser 2001 A
              (Ambac).................................................   4.75    11/15/21      3,618,685
   5,000    New York Local Government Assistance Corporation, Ser 1993
              C.......................................................   5.50    04/01/17      5,839,200
--------                                                                                    ------------
  14,500                                                                                      16,285,745
--------                                                                                    ------------
            Refunded (7.0%)
   2,790    New York State Dormitory Authority, Suffolk County
              Judicial Ser 1986 (ETM).................................   7.375   07/01/16      3,602,950
   2,000    Triborough Bridge & Tunnel Authority, Refg Ser 1998 A
              (MBIA) (ETM)............................................   4.75    01/01/24      2,130,280
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)...................................................   5.375   10/01/24      4,343,200
--------                                                                                    ------------
   8,790                                                                                      10,076,430
--------                                                                                    ------------
 128,420    Total New York Tax-Exempt Municipal Bonds (Cost $124,940,703)................    136,608,585
--------                                                                                    ------------

                       See Notes to Financial Statements
 8

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term New York Tax-Exempt Municipal Obligations (2.3%)
$  2,150    Jay Street Development Corporation, Courts Facility 2001
              Ser A-2 (Demand 07/01/03)...............................   0.95*%  05/01/20     $  2,150,000
   1,200    New York City Industrial Development Agency, Lycee
              Francais De New York 2002 Ser B (Demand 07/01/03).......   0.98*   06/01/32        1,200,000
--------                                                                                      ------------
   3,350    Total Short-Term New York Tax-Exempt Municipal Obligations (Cost
            $3,350,000)..................................................................        3,350,000
--------                                                                                      ------------
$131,770    Total Investments (Cost $128,290,703) (a)............................     97.8%    139,958,585
========
            Other Assets in Excess of Liabilities................................      2.2       3,081,029
                                                                                    ------    ------------
            Net Assets...........................................................    100.0%   $143,039,614
                                                                                    ======    ============

---------------------------------------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
 *     Current coupon of variable rate demand obligation.
 #     Step up security; will convert to 14% on November 1, 2011.
 ++    Current coupon rate for residual interest bond. This rate
       resets periodically as the auction rate on the related
       short-term security fluctuates.
 (a)   The aggregate cost for federal income tax purposes
       approximates the aggregate cost for book purposes. The
       aggregate gross unrealized appreciation is $12,034,804 and the aggregate gross unrealized depreciation is $366,922,
       resulting in net unrealized appreciation of $11,667,882.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
 FHA   Federal Housing Administration.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   MBIA Insurance Corporation.

Futures Contracts Open at June 30, 2003:

NUMBER OF                  DESCRIPTION/DELIVERY          UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT        MONTH AND YEAR             AMOUNT AT VALUE         APPRECIATION
---------   ----------   -------------------------   ------------------------   --------------
   100         Short     U.S. Treasury Notes 5 yr          $(11,512,500)           $12,344
                              September/2003
    50         Short     U.S. Treasury Notes 10 yr           (5,871,875)            54,550
                              September/2003
                                                                                   -------
                         Total Unrealized Appreciation.......................      $66,894
                                                                                   =======

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $128,290,703).......................................  $139,958,585
Cash........................................................        42,574
Receivable for:
    Interest................................................     1,840,804
    Shares of beneficial interest sold......................     1,179,257
    Investments sold........................................       455,000
Prepaid expenses and other assets...........................        26,443
                                                              ------------
    Total Assets............................................   143,502,663
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       114,616
    Distribution fee........................................        82,348
    Dividends and distributions to shareholders.............        68,697
    Investment management fee...............................        68,093
Accrued expenses............................................       129,295
                                                              ------------
    Total Liabilities.......................................       463,049
                                                              ------------
    Net Assets..............................................  $143,039,614
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $130,404,274
Net unrealized appreciation.................................    11,734,776
Accumulated undistributed net investment income.............       135,615
Accumulated undistributed net realized gain.................       764,949
                                                              ------------
    Net Assets..............................................  $143,039,614
                                                              ============
Class A Shares:
Net Assets..................................................    $6,585,395
Shares Outstanding (unlimited authorized, $.01 par value)...       552,837
    Net Asset Value Per Share...............................        $11.91
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $12.44
                                                              ============
Class B Shares:
Net Assets..................................................  $119,650,253
Shares Outstanding (unlimited authorized, $.01 par value)...    10,074,922
    Net Asset Value Per Share...............................        $11.88
                                                              ============
Class C Shares:
Net Assets..................................................    $5,020,426
Shares Outstanding (unlimited authorized, $.01 par value)...       422,566
    Net Asset Value Per Share...............................        $11.88
                                                              ============
Class D Shares:
Net Assets..................................................   $11,783,540
Shares Outstanding (unlimited authorized, $.01 par value)...       995,960
    Net Asset Value Per Share...............................        $11.83
                                                              ============

                       See Notes to Financial Statements
 10

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $3,768,465
                                                              ----------
Expenses
Distribution fee (Class A shares)...........................       5,100
Distribution fee (Class B shares)...........................     451,079
Distribution fee (Class C shares)...........................      16,042
Investment management fee...................................     389,809
Shareholder reports and notices.............................      33,925
Transfer agent fees and expenses............................      30,180
Professional fees...........................................      25,082
Trustees' fees and expenses.................................      10,929
Registration fees...........................................       7,778
Custodian fees..............................................       6,769
Other.......................................................       6,484
                                                              ----------
    Total Expenses..........................................     983,177
Less: expense offset........................................     (6,739)
                                                              ----------
    Net Expenses............................................     976,438
                                                              ----------
    Net Investment Income...................................   2,792,027
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
    Investments.............................................   1,157,824
    Futures contracts.......................................   (392,867)
                                                              ----------
    Net Realized Gain.......................................     764,957
                                                              ----------
Net Change in Unrealized Appreciation on:
    Investments.............................................      63,798
    Futures contracts.......................................      66,894
                                                              ----------
    Net Appreciation........................................     130,692
                                                              ----------
    Net Gain................................................     895,649
                                                              ----------
Net Increase................................................  $3,687,676
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2003   DECEMBER 31, 2002
                                                              -------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  2,792,027       $  5,569,509
Net realized gain...........................................       764,957          2,653,787
Net change in unrealized appreciation.......................       130,692          4,157,253
                                                              ------------       ------------
    Net Increase............................................     3,687,676         12,380,549
                                                              ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (117,993)          (144,852)
    Class B shares..........................................    (2,311,431)        (4,671,373)
    Class C shares..........................................       (81,632)          (133,930)
    Class D shares..........................................      (269,992)          (554,643)
Net realized gain
    Class A shares..........................................          (116)          (118,438)
    Class B shares..........................................        (1,046)        (2,788,076)
    Class C shares..........................................           (53)           (80,757)
    Class D shares..........................................          (103)          (286,792)
                                                              ------------       ------------
    Total Dividends and Distributions.......................    (2,782,366)        (8,778,861)
                                                              ------------       ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................    (1,244,690)         5,331,906
                                                              ------------       ------------
    Net Increase (Decrease).................................      (339,380)         8,933,594
Net Assets:
Beginning of period.........................................   143,378,994        134,445,400
                                                              ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $135,615 and $124,636, respectively).....................  $143,039,614       $143,378,994
                                                              ============       ============

                       See Notes to Financial Statements
 12

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,233,637 at June 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C,

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $38,816 and $557, respectively and received $59,383 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 aggregated $19,338,065 and $20,960,741, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,585. At June 30, 2003, the Fund had an accrued pension liability of $58,102 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

As of December 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2003, the Fund held positions in residual interest bonds having a total value of $7,456,920, which represents 5.2% of the Fund's net assets.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At June 30, 2003, the Fund had outstanding futures contracts.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JUNE 30, 2003                 DECEMBER 31, 2002
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................   4,056,279   $ 48,509,218        1,709,367   $ 20,244,891
Reinvestment of dividends and distributions.......       5,183         61,489           16,605        195,757
Redeemed..........................................  (3,950,599)   (47,252,818)      (1,552,899)   (18,352,037)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     110,863      1,317,889          173,073      2,088,611
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     393,947      4,640,877        1,286,421     15,165,415
Reinvestment of dividends and distributions.......     104,951      1,240,468          375,930      4,430,966
Redeemed..........................................    (769,806)    (9,102,977)      (1,549,204)   (18,257,685)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................    (270,908)    (3,221,632)         113,147      1,338,696
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     271,451      3,224,383          266,760      3,187,296
Reinvestment of dividends and distributions.......       3,012         35,646            8,899        104,676
Redeemed..........................................    (150,573)    (1,788,305)        (287,332)    (3,394,507)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................     123,890      1,471,724          (11,673)      (102,535)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      63,844        751,268          985,512     11,602,457
Reinvestment of dividends and distributions.......      12,209        143,789           42,450        498,825
Redeemed..........................................    (146,036)    (1,707,728)        (859,274)   (10,094,148)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     (69,983)      (812,671)         168,688      2,007,134
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................    (106,138)  $ (1,244,690)         443,235   $  5,331,906
                                                    ==========   ============       ==========   ============

Morgan Stanley New York Tax Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                               FOR THE SIX                                 FOR THE YEAR ENDED DECEMBER 31,
                              MONTHS ENDED           ----------------------------------------------------------------------------
                              JUNE 30, 2003            2002             2001             2000             1999             1998
                              -------------          --------         --------         --------         --------         --------
                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning
 of period..................     $11.82               $11.47           $11.56           $10.89           $11.90           $12.16
                                 ------               ------           ------           ------           ------           ------

Income (loss) from
 investment operations:
    Net investment income...       0.26                 0.52             0.53             0.53             0.53             0.55
    Net realized and
    unrealized gain
    (loss)..................       0.09                 0.62            (0.06)            0.66            (1.00)            0.13
                                 ------               ------           ------           ------           ------           ------

Total income (loss) from
 investment operations......       0.35                 1.14             0.47             1.19            (0.47)            0.68
                                 ------               ------           ------           ------           ------           ------

Less dividends and
 distribution from:
    Net investment income...      (0.26)               (0.52)           (0.53)           (0.52)           (0.52)           (0.55)
    Net realized gain.......      (0.00)++             (0.27)           (0.03)              --            (0.02)           (0.39)
                                 ------               ------           ------           ------           ------           ------

Total dividends and
 distributions..............      (0.26)               (0.79)           (0.56)           (0.52)           (0.54)           (0.94)
                                 ------               ------           ------           ------           ------           ------

Net asset value, end of
 period.....................     $11.91               $11.82           $11.47           $11.56           $10.89           $11.90
                                 ======               ======           ======           ======           ======           ======

Total Return+...............       2.94%(1)            10.18%            4.08%           11.29%           (4.03)%           5.68%

Ratios to Average Net
Assets(4):

Expenses (before expense
 offset)....................       0.91%(2)(3)          0.92%(3)         0.94%(3)         0.96%(3)         0.89%            0.93%(3)

Net investment income.......       4.41%(2)             4.44%            4.50%            4.78%            4.58%            4.50%

Supplemental Data:

Net assets, end of period,
 in thousands...............     $6,585               $5,226           $3,084             $661             $408             $393

Portfolio turnover rate.....         14%(1)               21%              11%              21%               3%              24%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New York Tax Free Income Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                              FOR THE YEAR ENDED DECEMBER 31,
                          MONTHS ENDED           ---------------------------------------------------------------------
                          JUNE 30, 2003            2002           2001           2000           1999           1998
                          -------------          ---------      ---------      ---------      ---------      ---------
                           (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $11.80               $11.48         $11.60         $10.91         $11.92         $12.16
                              ------               ------         ------         ------         ------         ------

Income (loss) from
 investment operations:
    Net investment
    income..............        0.23                 0.46           0.47           0.47           0.46           0.49
    Net realized and
    unrealized gain
    (loss)..............        0.08                 0.59          (0.10)          0.69          (0.99)          0.15
                              ------               ------         ------         ------         ------         ------

Total income (loss) from
 investment operations..        0.31                 1.05           0.37           1.16          (0.53)          0.64
                              ------               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
    Net investment
    income..............       (0.23)               (0.46)         (0.46)         (0.47)         (0.46)         (0.49)
    Net realized gain...       (0.00)++             (0.27)         (0.03)            --          (0.02)         (0.39)
                              ------               ------         ------         ------         ------         ------

Total dividends and
 distributions..........       (0.23)               (0.73)         (0.49)         (0.47)         (0.48)         (0.88)
                              ------               ------         ------         ------         ------         ------

Net asset value, end of
 period.................      $11.88               $11.80         $11.48         $11.60         $10.91         $11.92
                              ======               ======         ======         ======         ======         ======

Total Return+...........        2.57%(1)             9.32%          3.26%         10.90%         (4.58)%         5.32%

Ratios to Average Net
Assets(4):

Expenses (before expense
 offset)................        1.47%(2)(3)          1.46%(3)       1.46%(3)       1.47%(3)       1.48%          1.44%(3)

Net investment income...        3.85%(2)             3.90%          3.99%          4.27%          3.99%          3.99%

Supplemental Data:

Net assets, end of
 period, in thousands...    $119,650             $122,099       $117,519       $121,867       $124,774       $162,659

Portfolio turnover
 rate...................          14%(1)               21%            11%            21%             3%            24%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non class specific expenses.

                       See Notes to Financial Statements
 20

Morgan Stanley New York Tax Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED           ----------------------------------------------------------------
                                          JUNE 30, 2003            2002          2001          2000          1999          1998
                                          -------------          --------      --------      --------      --------      --------
                                           (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....     $11.79               $11.46        $11.57        $10.89        $11.90        $12.14
                                             ------               ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income...............       0.23                 0.46          0.47          0.47          0.46          0.48
    Net realized and unrealized gain
    (loss)..............................       0.08                 0.60         (0.09)         0.68         (0.99)         0.15
                                             ------               ------        ------        ------        ------        ------

Total income (loss) from investment
 operations.............................       0.31                 1.06          0.38          1.15         (0.53)         0.63
                                             ------               ------        ------        ------        ------        ------

Less dividends and distribution from:
    Net investment income...............      (0.22)               (0.46)        (0.46)        (0.47)        (0.46)        (0.48)
    Net realized gain...................      (0.00)++             (0.27)        (0.03)           --         (0.02)        (0.39)
                                             ------               ------        ------        ------        ------        ------

Total dividends and distributions.......      (0.22)               (0.73)        (0.49)        (0.47)        (0.48)        (0.87)
                                             ------               ------        ------        ------        ------        ------

Net asset value, end of period..........     $11.88               $11.79        $11.46        $11.57        $10.89        $11.90
                                             ======               ======        ======        ======        ======        ======

Total Return+...........................       2.65%(1)             9.41%         3.33%        10.81%        (4.60)%        5.30%

Ratios to Average Net Assets(4):

Expenses (before expense offset)........       1.47%(2)(3)          1.46%(3)      1.46%(3)      1.47%(3)      1.48%         1.44%(3)

Net investment income...................       3.85%(2)             3.90%         3.99%         4.27%         3.99%         3.99%

Supplemental Data:

Net assets, end of period, in
 thousands..............................     $5,020               $3,521        $3,557        $1,318          $840          $765

Portfolio turnover rate.................         14%(1)               21%           11%           21%            3%           24%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New York Tax Free Income Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                          MONTHS ENDED           ----------------------------------------------------------------
                          JUNE 30, 2003            2002          2001          2000          1999          1998
                          -------------          --------      --------      --------      --------      --------
                           (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value,
 beginning of period....      $11.76              $11.46        $11.58        $10.90        $11.91        $12.15
                              ------              ------        ------        ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income..............        0.27                0.55          0.56          0.55          0.55          0.58
    Net realized and
    unrealized gain
    (loss)..............        0.07                0.56         (0.10)         0.68         (1.00)         0.15
                              ------              ------        ------        ------        ------        ------

Total income (loss)
 investment
 operations.............        0.34                1.11          0.46          1.23         (0.45)         0.73
                              ------              ------        ------        ------        ------        ------

Less dividends and
 distribution from:
    Net investment
    income..............       (0.27)              (0.54)        (0.55)        (0.55)        (0.54)        (0.58)
    Net realized gain...       (0.00)++            (0.27)        (0.03)           --         (0.02)        (0.39)
                              ------              ------        ------        ------        ------        ------

Total dividends and
 distributions..........       (0.27)              (0.81)        (0.58)        (0.55)        (0.56)        (0.97)
                              ------              ------        ------        ------        ------        ------

Net asset value, end of
 period.................      $11.83              $11.76        $11.46        $11.58        $10.90        $11.91
                              ======              ======        ======        ======        ======        ======

Total Return+...........        2.85%(1)            9.96%         4.04%        11.64%        (3.87)%        6.12%

Ratios to Average Net
Assets(4):

Expenses (before expense
 offset)................        0.72%(2)(3)         0.71%(3)      0.71%(3)      0.72%(3)      0.73%         0.69%(3)

Net investment income...        4.60%(2)            4.65%         4.74%         5.02%         4.74%         4.74%

Supplemental Data:

Net assets, end of
 period, in thousands...     $11,784             $12,533       $10,285       $10,475          $116           $82

Portfolio turnover
 rate...................          14%(1)              21%           11%           21%            3%           24%

---------------------

     +   Calculated based on the net asset value as of the last
         business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non class specific expenses.

                       See Notes to Financial Statements
 22

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MUNICIPAL NEW YORK LONG

Morgan Stanley
New York Tax-Free
Income Fund

Semiannual Report
June 30, 2003

[MORGAN STANLEY LOGO]

37935RPT-11786G03-AP-7/03

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund
Ronald E. Robison
Principal Executive Officer
August 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003


                                       2